Financial Instruments and Risks - Summary of Maturity Profile of Financial Liabilities (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
COVID CHF 1M
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
COVID loan	$ 1,000
COVID CHF 500K
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
COVID loan	500
COVID EUR 1.4M
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
COVID loan	$ 1,400